Investments - Long-term Investments (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Equity investments without readily determinable fair values
Opening balance	¥ 224,813		¥ 232,230
Additions	10,540
Impairment			(8,103)
Foreign exchange adjustment			(686)
Ending balance	235,353		224,813	¥ 232,230
Equity investments with readily determinable fair values
Opening balance	0		0
Addition	7,104
Fair value change	(3,534)	$ (498)
Foreign exchange adjustment	(10)
Ending balance	3,560		0	0
Equity method investments
Opening balance	3,146		20,270
Additions	33,735
Disposal	(381)
Reduction of capital	(1,230)
Share of losses of equity method investee	(12,723)	(1,792)	(17,223)	(1,522)
Impairment	444
Ending balance	22,103		3,146	20,270
Opening balance	227,959		252,500
Additions	51,379
Disposal	(381)
Reduction of capital	(1,230)
Impairment	(444)		(8,103)
Share of losses of equity method investee	(12,723)		(17,124)
Fair value change	(3,534)
Foreign exchange adjustment	(10)		686
Ending balance	¥ 261,016	$ 36,763	¥ 227,959	¥ 252,500